Submission	Mar. 27, 2026
Submission [Line Items]
Central Index Key	0002015034
Registrant Name	Grayscale Bitcoin Mini Trust ETF
Registration File Number	333-277837
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Grayscale Bitcoin Mini Trust ETF
Street 1	290 HARBOR DRIVE
Street 2	4TH FLOOR
City	STAMFORD
State or Country Code	CT
Zip Code	06902
Reporting FY End Date	Dec. 31, 2025
Offset Table N/A	N/A
Securities 424I N/A